Shareholders' Equity (Details) - Schedule of shared - based payments to employees	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Schedule Of Shared Based Payments To Employees Abstract
Number of share-based payment awards, Outstanding at beginning of year | shares	2,760,930
Weighted average exercise price, Outstanding at beginning of year | $ / shares	$ 15.85
Number of share-based payment awards, Granted | shares	1,266,803
Weighted average exercise price, Granted | $ / shares	$ 19
Number of share-based payment awards, Exercised | shares	(141,384)
Weighted average exercise price, Exercised | $ / shares	$ 1.18
Number of share-based payment awards, Forfeited | shares	(608,511)
Weighted average exercise price, Forfeited | $ / shares	$ 22.2
Number of share-based payment awards, Expired | shares
Weighted average exercise price, Expired | $ / shares
Number of share-based payment awards, Cancelled | shares
Weighted average exercise price, Cancelled | $ / shares
Number of share-based payment awards, Outstanding at end of year | shares	3,277,838
Weighted average exercise price, Outstanding at end of year | $ / shares	$ 18.79
Number of share-based payment awards, Aggregate intrinsic value | $	$ 5,660
Number of share-based payment awards, Exercisable at end of year | shares	1,364,777
Weighted average exercise price, Exercisable at end of year | $ / shares	$ 9.51
Number of share-based payment awards, Aggregate intrinsic value | $	$ 5,221